Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Disaggregation of Revenue by Product

The following table summarizes total revenue by product for the three months ended March 31, 2026 and 2025 (in thousands):

	Product revenue in $000’s for the three months ended:
Product	March 31, 2026	March 31, 2025

Fire safety equipment	754	-
Safety apparel	11	-
Maintenance & Servicing	4	-
Project - supply & installation	9	-
Total Revenue	$778	$-

	Product revenue in $000’s for the year ended:
Product	December 31, 2025	December 31, 2024

Safety apparel	119	-
Fire safety equipment	603	-
Maintenance & Servicing	6	-
Project - supply & installation	20	-
Clinical trial supply	-	43
Total Revenue	$747	$43

Future NRG Sdn. Bhd. [Member]
Schedule of Functional and Reporting Currency
Period	Closing Rate (RM/USD)
March 31, 2026	4.046
December 31, 2025	4.061

Balance Sheet Date	RM / USD
December 31, 2023	4.5900
December 31, 2024	4.4755
December 31, 2025	4.0610